Schedule of Inventory Obsolescence Provision (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Inventory Schedule Of Inventory Obsolescence Provision 1	115,413
Inventory Schedule Of Inventory Obsolescence Provision 2	117,320
Inventory Schedule Of Inventory Obsolescence Provision 3	118,652
Inventory Schedule Of Inventory Obsolescence Provision 4	242,717
Inventory Schedule Of Inventory Obsolescence Provision 5	88,883
Inventory Schedule Of Inventory Obsolescence Provision 6	600,358
Inventory Schedule Of Inventory Obsolescence Provision 7	(229,024)
Inventory Schedule Of Inventory Obsolescence Provision 8	(90,790)
Inventory Schedule Of Inventory Obsolescence Provision 9	(601,690)
Inventory Schedule Of Inventory Obsolescence Provision 10	129,106
Inventory Schedule Of Inventory Obsolescence Provision 11	115,413
Inventory Schedule Of Inventory Obsolescence Provision 12	117,320